UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/2012

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2012 (Unaudited)

Common Stocks--95.6%	Shares	Value ($)
Automobiles & Components--1.6%
Amerigon	64,400a	764,428
Cooper Tire & Rubber	119,366	2,386,126
Exide Technologies	143,890a	440,303
Modine Manufacturing	38,760a	271,708
Thor Industries	58,543	1,840,592
Visteon	15,010a	690,760
		6,393,917
Banks--10.3%
Astoria Financial	56,000b	563,920
BancorpSouth	102,863	1,516,201
Bank of Hawaii	35,807	1,655,358
Bank of the Ozarks	4,600	147,660
BankUnited	22,300	563,075
BBCN Bancorp	164,698a	2,062,019
Brookline Bancorp	72,744b	617,597
Bryn Mawr Bank	53,520	1,176,905
Centerstate Banks	91,120	745,362
City Holding	27,500b	938,300
City National	2,500	128,375
Columbia Banking System	43,400	774,256
Comerica	27,127	833,070
Community Bank System	106,593b	2,988,868
Cullen/Frost Bankers	20,851	1,159,316
CVB Financial	125,100	1,494,945
Dime Community Bancshares	67,230	939,875
F.N.B.	148,654	1,627,761
First Bancorp	11,100	110,223
First Commonwealth Financial	99,000	689,040
First Financial Bankshares	35,940b	1,249,993
First Financial Holdings	55,266	706,299

First Merchants	48,317	680,303
First Midwest Bancorp	63,488	749,793
First Niagara Financial Group	101,600	801,624
Flushing Financial	45,015	686,029
Hancock Holding	94,474	2,800,209
Heritage Financial Group	51,954b	704,496
Huntington Bancshares	129,400	854,040
IBERIABANK	28,200	1,322,862
Independent Bank/MA	5,740	167,378
Investors Bancorp	23,272a	399,580
Rockville Financial	53,488	641,321
SVB Financial Group	18,700a	1,084,413
TCF Financial	83,900	932,968
Texas Capital Bancshares	39,400a	1,813,188
Trustmark	36,882	873,735
Umpqua Holdings	161,810	2,045,278
Union First Market Bankshares	45,904	673,871
Washington Federal	36,168	582,305
Wintrust Financial	35,700b	1,335,537
		41,837,348
Capital Goods--10.6%
AAON	38,147	701,905
Actuant, Cl. A	52,350	1,472,082
Aegion	55,338a	1,080,198
Aerovironment	11,150a	266,039
Albany International, Cl. A	30,710	648,595
Altra Holdings	27,950	514,560
CAI International	77,050a	1,530,984
Ceradyne	21,800	517,750
Columbus McKinnon	64,020a	948,776
DigitalGlobe	53,700a	1,115,349
Donaldson	10,079	355,688
DXP Enterprises	16,800a	774,648
EnerSys	35,103a	1,307,587
ESCO Technologies	25,100	889,293
Flow International	178,700a	589,710
Foster Wheeler	26,748a	585,781

Franklin Electric	17,555	952,008
Gardner Denver	5,658	341,064
Generac Holdings	16,900	364,195
Gibraltar Industries	55,787a	609,752
Global Power Equipment Group	12,850	250,575
GrafTech International	141,194a,b	1,322,988
Granite Construction	17,604	485,342
Harsco	26,550	541,355
Hexcel	95,242a	2,159,136
IDEX	8,726	347,818
ITT	26,100	519,390
Ituran Location and Control	54,344	608,109
John Bean Technologies	53,010	846,040
KBR	38,900	1,053,801
Lincoln Electric Holdings	10,000	412,500
LSI Industries	70,765	461,388
Lydall	74,930a	961,352
Manitowoc	38,800	499,744
Moog, Cl. A	3,820a	139,927
NACCO Industries, Cl. A	10,260	1,091,664
Navistar International	23,600a,b	518,728
NCI Building Systems	57,910a	622,533
Orion Marine Group	85,030a	647,929
Pall	12,790	709,973
Sauer-Danfoss	36,220	1,381,069
Shaw Group	42,715a	1,797,447
Spirit Aerosystems Holdings, Cl. A	32,500a	807,950
Standex International	47,200	2,107,008
Teledyne Technologies	12,900a	832,179
Tennant	25,700	1,078,115
Textron	28,200	753,504
Titan International	34,160b	713,261
TriMas	57,180a	1,229,370
Tutor Perini	158,628a	1,683,043
Twin Disc	46,150b	854,237
		43,003,439
Commercial & Professional Services--4.6%

Acacia Research	37,850a	996,969
ACCO Brands	85,500a	563,445
American Reprographics	252,973a	1,016,952
Avery Dennison	38,370	1,198,295
Barrett Business Services	30,420	770,843
CBIZ	219,186a,b	1,214,290
CDI	61,763	1,017,237
Ceco Environmental	43,480	412,190
Covanta Holding	52,300	894,330
Deluxe	99,432	2,820,886
Dun & Bradstreet	7,265	588,102
Encore Capital Group	38,600a	1,081,958
Ennis	52,840	770,936
FTI Consulting	79,294a	2,062,437
Kelly Services, Cl. A	51,400	634,276
Korn/Ferry International	138,858a	1,985,669
Schawk	9,210	120,283
Towers Watson & Co., Cl. A	9,534	517,887
		18,666,985
Consumer Durables & Apparel--2.2%
CSS Industries	40,200	802,794
Delta Apparel	45,995a	651,749
G-III Apparel Group	16,100a	511,014
Helen of Troy	30,250a	951,060
Iconix Brand Group	90,044a	1,683,822
iRobot	29,900a,b	753,181
JAKKS Pacific	32,448b	539,935
Jarden	8,525	412,013
Lifetime Brands	31,939	350,051
M/I Homes	68,360a	1,319,348
Quiksilver	114,600a	358,698
Tupperware Brands	10,286	550,095
		8,883,760
Consumer Services--2.5%
Coinstar	17,400a,b	889,488
Cracker Barrel Old Country Store	22,775	1,434,370
Interval Leisure Group	16,246	299,739

Jack in the Box	27,100a	707,039
Krispy Kreme Doughnuts	154,720a	1,141,834
Multimedia Games Holding Company	47,400a	742,758
Nathan's Famous	10,711a	341,360
Ruby Tuesday	85,380a	577,169
Ruth's Hospitality Group	83,427a	510,573
Scientific Games, Cl. A	102,400a	750,592
Shuffle Master	46,900a	711,473
Sonic	29,634a	277,671
Universal Technical Institute	53,941	647,831
Wendy's	224,410	958,231
		9,990,128
Diversified Financials--6.3%
Altisource Portfolio Solutions	24,593a	2,072,944
Ares Capital	176,324	3,045,115
Asta Funding	60,630	577,198
Cash America International	15,200	590,064
DFC Global	49,200a	916,104
Eaton Vance	24,797	671,751
Fifth Street Finance	146,535b	1,537,152
First Cash Financial Services	22,500a	1,003,950
Investment Technology Group	77,669a	657,856
Janus Capital Group	67,067	584,824
NASDAQ OMX Group	26,620	608,799
Netspend Holdings	69,330a	657,248
Ocwen Financial	168,040a	4,323,669
PHH	74,130a,b	1,293,569
Piper Jaffray	29,630a	729,194
Waddell & Reed Financial, Cl. A	70,495	2,086,652
Walter Investment Management	66,190	1,852,658
World Acceptance	30,728a,b	2,243,144
		25,451,891
Energy--4.9%
Berry Petroleum, Cl. A	60,080	2,213,347
Bristow Group	44,619	2,092,185
Cal Dive International	447,610a,b	666,939
Callon Petroleum	149,533a	826,917

Energy Partners	49,790a	857,384
Energy XXI	25,000	822,250
Gulfport Energy	47,530a	1,250,039
Halcon Resources	116,340a,b	893,491
Helix Energy Solutions Group	39,800a	701,276
ION Geophysical	82,800a	540,684
McDermott International	50,400a	561,456
Newpark Resources	230,670a	1,587,010
Northern Oil and Gas	73,982a	1,208,866
PetroQuest Energy	100,880a,b	642,606
Stone Energy	41,926a	986,519
Synergy Resources	162,220a	454,216
TETRA Technologies	115,700a	741,637
TransGlobe Energy	50,700a	518,661
Warren Resources	266,219a	774,697
Western Refining	48,800b	1,364,936
		19,705,116
Exchange-Traded Funds--1.1%
iShares Russell 2000 Index Fund	56,430b	4,577,601
Food & Staples Retailing--.6%
Andersons	23,300	935,961
Nash Finch	58,293	1,147,789
Overhill Farms	41,025a	188,715
		2,272,465
Food, Beverage & Tobacco--.5%
Constellation Brands, Cl. A	42,200a	1,390,068
Hillshire Brands	22,720	592,310
Smithfield Foods	8,060a	155,719
		2,138,097
Health Care Equipment & Services--4.6%
Accuray	83,670a	512,897
Allscripts Healthcare Solutions	67,810a	712,005
AmSurg	55,861a	1,642,872
AngioDynamics	44,399a,b	507,925
Bio-Reference Labs	51,390a,b	1,342,307
Chemed	7,400	488,622
Health Management Associates, Cl.

A	131,800a	1,009,588
Health Net	23,460a	545,445
HealthSouth	6,630a	151,827
Hill-Rom Holdings	65,642	1,820,253
IRIS International	47,184a	599,237
Kindred Healthcare	210,287a	2,346,803
Magellan Health Services	32,900a	1,632,169
Merit Medical Systems	46,079a	656,626
Metropolitan Health Networks	74,900a	602,196
Natus Medical	51,446a	602,433
NxStage Medical	26,250a	334,688
Symmetry Medical	205,562a	1,913,782
Syneron Medical	64,640a	630,886
Universal American	70,650a	639,382
		18,691,943
Household & Personal Products--.9%
Medifast	34,900a,b	973,361
Nu Skin Enterprises, Cl. A	63,280b	2,625,487
		3,598,848
Insurance--5.3%
American Equity Investment Life
Holding	231,437	2,675,412
American Financial Group	3,990	149,864
Argo Group International Holdings	18,460	545,678
Aspen Insurance Holdings	48,200	1,401,656
Assurant	4,310	151,928
Donegal Group, Cl. A	49,401	707,916
Endurance Specialty Holdings	17,264	652,752
Everest Re Group	5,358	555,410
FBL Financial Group, Cl. A	21,977	727,878
Fidelity National Financial, Cl. A	44,000	828,960
Hanover Insurance Group	22,761	812,340
HCC Insurance Holdings	84,204	2,785,468
Horace Mann Educators	31,500	553,455
National Western Life Insurance,
Cl. A	6,100	844,301
Navigators Group	12,633a	613,458

Platinum Underwriters Holdings	17,566	698,073
Primerica	77,390	2,256,692
ProAssurance	1,541	137,503
Tower Group	172,815	3,221,271
Validus Holdings	37,423	1,254,045
		21,574,060
Materials--6.8%
American Vanguard	25,700	756,094
AptarGroup	3,000	151,950
Carpenter Technology	3,110	146,979
Chemtura	52,600a	869,478
Crown Holdings	25,200a	913,500
Cytec Industries	8,300	568,301
Ferro	150,020a	492,066
Glatfelter	106,566	1,790,309
Greif, Cl. A	25,340	1,127,630
Haynes International	27,080	1,320,150
Kaiser Aluminum	29,565	1,651,205
KMG Chemicals	32,001	586,578
Kraton Performance Polymers	81,120a	1,740,024
Lawson Products	19,236b	153,888
LSB Industries	35,340a	1,332,318
Materion	11,780	250,207
Mercer International	158,805a	965,534
Metalico	123,690a	284,487
Metals USA Holdings	76,910a	1,060,589
Olympic Steel	25,400	400,304
Omnova Solutions	138,200a	1,076,578
PolyOne	100,060	1,578,947
RPM International	32,727	897,047
Schweitzer-Mauduit International	26,408b	852,450
Sealed Air	47,400	676,398
Sensient Technologies	29,924	1,072,775
Sonoco Products	50,161	1,534,425
Stillwater Mining	35,400a	372,762
TPC Group	32,100a	1,317,063
Worthington Industries	78,820	1,647,338

		27,587,374
Media--.7%
Imation	8,700a	49,677
John Wiley & Sons, Cl. A	3,170	156,408
Meredith	44,631b	1,453,185
Valassis Communications	52,730a,b	1,321,941
		2,981,211
Pharmaceuticals, Biotech & Life Sciences--1.8%
Affymetrix	96,700a	368,427
Air Methods	9,200a	1,072,168
Alkermes	36,550a	670,692
Cambrex	56,300a	685,734
Charles River Laboratories
International	28,100a	1,020,592
CryoLife	103,457	558,668
Flamel Technologies, ADR	141,962a	681,418
Halozyme Therapeutics	53,680a	311,344
MAP Pharmaceuticals	18,280a,b	245,683
Nektar Therapeutics	27,067a,b	232,235
Questcor Pharmaceuticals	19,100a,b	829,704
Rigel Pharmaceuticals	21,028a	195,981
Santarus	95,100a	587,718
		7,460,364
Real Estate--3.1%
Brandywine Realty Trust	50,300c	613,660
Capstead Mortgage	78,900c	1,131,426
First Potomac Realty Trust	50,254c	643,754
Glimcher Realty Trust	83,542c	875,520
Hersha Hospitality Trust	134,249c	668,560
LaSalle Hotel Properties	27,000c	735,750
Medical Properties Trust	254,961c	2,628,648
Omega Healthcare Investors	135,400c	3,252,308
PS Business Parks	14,200c	968,014
Ramco-Gershenson Properties Trust	73,961c	958,535
		12,476,175
Retailing--5.5%
American Eagle Outfitters	32,950	732,808

Asbury Automotive Group	31,300a	866,697
Ascena Retail Group	98,427a	1,948,855
Barnes & Noble	54,600a,b	653,562
Bebe Stores	105,416	572,409
Chico's FAS	74,580	1,412,545
Finish Line, Cl. A	44,000	1,010,240
Guess?	15,780b	411,227
JOS. A. Bank Clothiers	37,154a	1,789,709
Kirkland's	47,740a	463,078
Men's Wearhouse	39,900	1,260,840
OfficeMax	218,800	1,271,228
PEP Boys-Manny Moe & Jack	122,930	1,105,141
Pier 1 Imports	37,010	683,945
RadioShack	67,200b	163,296
Rent-A-Center	139,597	4,924,982
Select Comfort	39,000a	1,114,230
Shutterfly	25,300a	752,675
Sonic Automotive, Cl. A	41,876b	748,324
VOXX International	46,700a	350,250
Wet Seal, Cl. A	81,682a	236,878
		22,472,919
Semiconductors & Semiconductor Equipment--2.2%
AXT	80,900a	271,015
Ceva	18,700a	301,444
FormFactor	149,432a	760,609
Freescale Semiconductor	44,570a,b	446,146
GT Advanced Technologies	198,730a,b	1,152,634
Integrated Silicon Solution	79,841a	791,224
International Rectifier	59,466a	1,035,303
Kulicke & Soffa Industries	67,650a	766,474
LTX-Credence	80,142a	456,008
Silicon Image	196,000a	927,080
Spansion, Cl. A	38,340a	438,226
Teradyne	29,050a,b	453,761
Ultratech	21,900a	722,262
Veeco Instruments	12,760a,b	437,668
		8,959,854

Software & Services--6.3%
Accelrys	74,400a	572,136
Acxiom	86,634a	1,477,976
American Software, Cl. A	137,850	1,135,884
CACI International, Cl. A	30,886a,b	1,649,004
Cadence Design Systems	44,000a	580,800
Cardtronics	46,600a	1,316,450
Comverse Technology	40,700a	244,200
Convergys	151,250	2,345,888
CoreLogic	55,500a	1,365,300
Digital River	58,600a	976,276
DST Systems	15,400	783,552
Fair Isaac	10,933	466,948
FalconStor Software	273,978a	501,380
Heartland Payment Systems	27,484	834,964
Internap Network Services	65,009a	468,065
Lender Processing Services	113,510	3,186,226
MoneyGram International	49,000a	781,550
Monster Worldwide	73,290a,b	510,831
NetScout Systems	38,600a	916,750
NeuStar, Cl. A	16,443a	617,764
Online Resources	121,220a	321,233
Progress Software	25,010a	480,942
Rovi	46,060a	706,560
SeaChange International	62,400a	509,184
TiVo	101,700a	924,453
Tyler Technologies	19,000a,b	764,940
Unwired Planet	208,382a	356,333
Verint Systems	31,700a,b	907,571
		25,703,160
Technology Hardware & Equipment--8.4%
Anixter International	14,286	859,017
Arris Group	72,300a	985,449
Aviat Networks	205,458a	468,444
Benchmark Electronics	63,159a	1,013,702
Black Box	64,101	1,665,985
Brocade Communications Systems	177,800a	1,031,240

Ciena	33,200a	453,844
CTS	171,057	1,684,911
Dolby Laboratories, Cl. A	20,700a,b	686,826
Electronics for Imaging	85,565a	1,321,979
Emulex	171,170a	1,172,515
GSI Group	61,420a	552,780
Infinera	97,300a,b	552,664
Itron	16,840a	730,182
Lexmark International, Cl. A	77,610b	1,684,913
Logitech International	74,600a,b	688,558
Mercury Computer Systems	28,100a	274,256
Methode Electronics	56,910	534,385
Oplink Communications	105,147a	1,689,712
Park Electrochemical	61,662	1,601,979
Plantronics	72,442	2,583,282
Plexus	34,222a	1,022,896
Power-One	338,681a,b	2,079,501
Pulse Electronics	287,328	321,807
Quantum	376,070a	601,712
Radisys	125,987a	459,853
ScanSource	3,718a	112,432
Silicon Graphics International	68,950a,b	588,833
SYNNEX	37,280a	1,287,278
Vishay Intertechnology	293,930a	2,809,970
Vishay Precision Group	61,020a	826,211
Zebra Technologies, Cl. A	49,676a	1,852,418
		34,199,534
Telecommunication Services--.4%
MagicJack VocalTec	39,150a,b	965,830
Sierra Wireless	51,600a	447,888
		1,413,718
Transportation--1.9%
Air Transport Services Group	183,369a	852,666
Arkansas Best	45,595	418,562
Atlas Air Worldwide Holdings	14,500a	746,750
Avis Budget Group	50,400a	827,568
Con-way	20,600	624,386

Danaos	108,300a	395,295
Hawaiian Holdings	112,100a	664,753
RLI	16,800	1,064,448
Ryder System	22,300	892,223
SkyWest	121,217	1,063,073
		7,549,724
Utilities--2.5%
Atmos Energy	58,997	2,061,355
Empire District Electric	67,260b	1,419,859
GenOn Energy	239,000a	604,670
NorthWestern	28,200	1,032,120
Ormat Technologies	38,200b	725,418
Pike Electric	63,940a	569,066
PNM Resources	39,600	814,572
Portland General Electric	70,391	1,889,294
UNS Energy	26,800	1,073,608
		10,189,962
Total Common Stocks
(cost $359,525,012)		387,779,593
Investment of Cash Collateral for
Securities Loaned--9.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $37,537,839)	37,537,839[d]	37,537,839
Total Investments (cost $397,062,851)	104.9%	425,317,432
Liabilities, Less Cash and Receivables	(4.9%)	(19,961,884)
Net Assets	100.0%	405,355,548

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At August 31, 2012, the value of the fund's securities on loan was $38,689,331 and the value of the collateral held by the fund was $39,592,732, consisting of cash collateral of $37,537,839 and U.S Government &
Agency securities valued at $2,054,893.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At August 31, 2012, net unrealized appreciation on investments was $28,254,581 of which $51,548,635 related to appreciated investment securities and $23,294,054 related to depreciated investment securities. At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.6
Banks	10.3
Money Market Investment	9.3
Technology Hardware & Equipment	8.4
Materials	6.8
Diversified Financials	6.3
Software & Services	6.3
Retailing	5.5
Insurance	5.3
Energy	4.9
Commercial & Professional Services	4.6
Health Care Equipment & Services	4.6
Real Estate	3.1
Consumer Services	2.5
Utilities	2.5
Consumer Durables & Apparel	2.2
Semiconductors & Semiconductor Equipment	2.2
Transportation	1.9
Pharmaceuticals, Biotech & Life Sciences	1.8
Automobiles & Components	1.6
Exchange-Traded Funds	1.1
Household & Personal Products	.9
Media	.7
Food & Staples Retailing	.6
Food, Beverage & Tobacco	.5
Telecommunication Services	.4
104.9

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	376,045,768	-	-	376,045,768
Equity Securities - Foreign+	7,156,224	-	-	7,156,224
Exchange-Traded Funds	4,577,601	-	-	4,577,601
Mutual Funds	37,537,839	-	-	37,537,839

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2012 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)
Capital Goods--14.1%
Boeing	134,200	9,581,880
Donaldson	293,900	10,371,731
Emerson Electric	217,200	11,016,384
Fastenal	244,100	10,518,269
Flowserve	93,200	11,897,912
Precision Castparts	62,060	9,996,625
Rockwell Collins	176,000	8,601,120
		71,983,921
Consumer Durables & Apparel--4.0%
Coach	172,500	10,027,425
NIKE, Cl. B	104,300	10,154,648
		20,182,073
Consumer Services--5.5%
McDonald's	112,100	10,031,829
Panera Bread, Cl. A	54,700a	8,473,030
Starbucks	194,400	9,644,184
		28,149,043
Energy--9.9%
Apache	113,300	9,715,475
CARBO Ceramics	119,100b	8,382,258
EOG Resources	101,460	10,988,118
Occidental Petroleum	121,100	10,294,711
Schlumberger	149,450	10,817,191
		50,197,753
Food, Beverage & Tobacco--2.0%
Coca-Cola	269,400	10,075,560
Health Care Equipment & Services--8.8%
C.R. Bard	51,650	5,067,382
Meridian Bioscience	410,300b	7,254,104
ResMed	356,800b	13,404,976

Stryker	185,600	9,885,056
Varian Medical Systems	161,000a	9,465,190
		45,076,708
Household & Personal Products--2.1%
Colgate-Palmolive	101,900	10,832,989
Materials--6.3%
Monsanto	139,100	12,117,001
Praxair	95,100	10,033,050
Sigma-Aldrich	139,900b	9,937,097
		32,087,148
Pharmaceuticals, Biotech & Life Sciences--3.9%
Celgene	139,400a	10,042,376
Johnson & Johnson	146,700	9,891,981
		19,934,357
Retailing--14.0%
Family Dollar Stores	176,900	11,257,916
MSC Industrial Direct, Cl. A	139,800	9,688,140
TJX	315,300	14,437,587
Tractor Supply	104,400	9,968,112
Urban Outfitters	354,200a	13,296,668
Wal-Mart Stores	173,000	12,559,800
		71,208,223
Semiconductors & Semiconductor Equipment--3.9%
Intel	373,600	9,276,488
QUALCOMM	174,100	10,700,186
		19,976,674
Software & Services--14.8%
Adobe Systems	291,300a	9,108,951
Automatic Data Processing	175,800	10,210,464
Google, Cl. A	16,960a	11,619,126
MasterCard, Cl. A	28,370	11,997,673
Microsoft	334,900	10,321,618
Oracle	351,100	11,112,315
Paychex	326,000	10,842,760
		75,212,907
Technology Hardware & Equipment--4.4%
Amphenol, Cl. A	123,300	7,505,271

Cisco Systems	592,700	11,308,716
FLIR Systems	187,500	3,712,500
		22,526,487
Transportation--3.7%
C.H. Robinson Worldwide	162,300	9,187,803
Expeditors International of
	268,400	9,826,124
		19,013,927
Total Common Stocks
(cost $440,056,358)		496,457,770

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,063,000)	12,063,000 [c]	12,063,000
Investment of Cash Collateral for
Securities Loaned--3.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $17,034,534)	17,034,534 [c]	17,034,534
Total Investments (cost $469,153,892)	103.1%	525,555,304
Liabilities, Less Cash and Receivables	(3.1%)	(15,960,235)
Net Assets	100.0%	509,595,069

a Non-income producing security.
b Security, or portion thereof, on loan. At August 31, 2012, the value of the fund's securities on loan was $16,688,578 and the value of the collateral held by the fund was $17,034,534.
c Investment in affiliated money market mutual fund.

At August 31, 2012, net unrealized appreciation on investments was $56,401,412 of which $70,826,275 related to appreciated investment securities and $14,424,863 related to depreciated investment securities. At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	14.8

Capital Goods	14.1
Retailing	14.0
Energy	9.9
Health Care Equipment & Services	8.8
Materials	6.3
Money Market Investments	5.7
Consumer Services	5.5
Technology Hardware & Equipment	4.4
Consumer Durables & Apparel	4.0
Pharmaceuticals, Biotech & Life Sciences	3.9
Semiconductors & Semiconductor Equipment	3.9
Transportation	3.7
Household & Personal Products	2.1
Food, Beverage & Tobacco	2.0
103.1

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	496,457,770	-	-	496,457,770
Mutual Funds	29,097,534	-	-	29,097,534

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2012 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)
Australia--4.1%
CSL	305,300	14,014,194
Woodside Petroleum	368,000	13,040,882
		27,055,076
Brazil--2.0%
Petroleo Brasileiro, ADR, Cl. A	631,800	13,002,444
Canada--2.0%
Suncor Energy	431,100	13,474,198
China--2.9%
China Shenhua Energy, Cl. H	1,888,000	6,876,785
CNOOC	6,380,000	12,075,684
		18,952,469
Denmark--2.2%
Novo Nordisk, Cl. B	90,900	14,315,927
France--3.4%
Cie Generale d'Optique Essilor International	115,000	10,037,042
L'Oreal	102,100	12,551,889
		22,588,931
Hong Kong--4.2%
China Mobile	1,082,000	11,551,080
CLP Holdings	940,500	7,839,572
Hong Kong & China Gas	3,471,668	8,182,375
		27,573,027
Japan--12.1%
Canon	244,700	8,110,307
Chugai Pharmaceutical	371,100	7,394,035
Daikin Industries	183,200	4,878,626
Denso	376,900	12,564,136
FANUC	72,000	11,761,671
Honda Motor	363,000	11,460,962
Keyence	22,957	6,046,023
Mitsubishi Estate	337,000	5,909,713
Shin-Etsu Chemical	224,600	12,005,249
		80,130,722
Singapore--1.0%
DBS Group Holdings	565,074	6,550,597
Spain--2.2%
Inditex	130,500	14,511,855
Sweden--2.0%
Hennes & Mauritz, Cl. B	374,000	13,531,817
Switzerland--6.1%
Nestle	199,000	12,371,059
Novartis	100,600	5,927,255
SGS	5,000	10,086,938
Syngenta	35,400	11,935,959
		40,321,211
United Kingdom--10.4%
BG Group	619,100	12,661,577
HSBC Holdings	1,352,000	11,745,041
Reckitt Benckiser Group	242,200	13,691,003

Standard Chartered	545,000	12,041,784
Tesco	2,430,000	12,987,678
WM Morrison Supermarkets	1,200,500	5,337,420
		68,464,503
United States--41.8%
Adobe Systems	372,300a	11,641,821
Amphenol, Cl. A	165,400	10,067,898
Automatic Data Processing	225,900	13,120,272
C.R. Bard	79,700	7,819,367
Cisco Systems	722,200	13,779,576
Colgate-Palmolive	123,900	13,171,809
EOG Resources	142,500	15,432,750
Fastenal	210,000	9,048,900
FLIR Systems	151,500	2,999,700
Google, Cl. A	19,800a	13,564,782
Intel	445,300	11,056,799
Johnson & Johnson	186,100	12,548,723
MasterCard, Cl. A	27,700	11,714,330
Microsoft	376,700	11,609,894
NIKE, Cl. B	124,500	12,121,320
Oracle	447,400	14,160,210
Praxair	109,200	11,520,600
Precision Castparts	75,100	12,097,108
QUALCOMM	222,400	13,668,704
Schlumberger	203,700	14,743,806
Sigma-Aldrich	166,400	11,819,392
TJX	326,800	14,964,172
Wal-Mart Stores	185,200	13,445,520
		276,117,453
Total Common Stocks
(cost $531,151,101)		636,590,230

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $11,540,000)	11,540,000[b]	11,540,000
Total Investments (cost $542,691,101)	98.1%	648,130,230
Cash and Receivables (Net)	1.9%	12,417,231
Net Assets	100.0%	660,547,461

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2012, net unrealized appreciation on investments was $105,439,129 of which $119,534,721 related to appreciated investment securities and $14,095,592 related to depreciated investment securities. At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	21.4
Energy	15.3
Consumer Staples	12.7
Consumer Discretionary	12.0

Health Care	10.9
Industrial	7.2
Materials	7.2
Financial	5.5
Utilities	2.4
Telecommunication Services	1.8
Money Market Investment	1.7
98.1

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	276,117,453	-	-	276,117,453
Equity Securities - Foreign+	360,472,777	-	-	360,472,777
Mutual Funds	11,540,000	-	-	11,540,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2012 (Unaudited)

Common Stocks--97.9%	Shares	Value ($)
Australia--9.3%
Coca-Cola Amatil	2,918,000	41,271,833
Cochlear	280,800	19,553,388
CSL	877,400	40,275,317
Woodside Petroleum	1,122,000	39,760,515
Woolworths	1,340,000	41,006,705
		181,867,758
Belgium--2.1%
Colruyt	849,000	40,306,783
Brazil--2.0%
Petroleo Brasileiro, ADR	1,895,900	39,017,622
Canada--2.1%
Suncor Energy	1,326,900	41,472,776
China--3.1%
China Shenhua Energy, Cl. H	5,297,000	19,293,607
CNOOC	21,889,000	41,430,195
		60,723,802
Denmark--2.1%
Novo Nordisk, Cl. B	265,000	41,735,101
Finland--1.0%
Kone, Cl. B	318,000	19,459,021
France--6.1%
Cie Generale d'Optique Essilor International	364,000	31,769,420
Danone	656,700	40,928,110
L'Oreal	333,000	40,938,091
Vallourec	143,800	6,668,729
		120,304,350
Germany--4.2%
Adidas	541,000	42,331,970
SAP	610,000	40,211,939
		82,543,909
Hong Kong--5.5%
China Mobile	3,890,500	41,533,713
CLP Holdings	3,214,000	26,790,413
Hong Kong & China Gas	16,866,206	39,751,964
		108,076,090
Italy--.8%
Tenaris, ADR	388,800	16,216,848
Japan--23.5%
AEON Mall	866,900	20,228,958
Canon	1,200,300	39,782,598
Chugai Pharmaceutical	628,000	12,512,676
Daikin Industries	361,800	9,634,753
Daito Trust Construction	411,700	40,173,549
Denso	1,164,700	38,825,813

FANUC	250,400	40,904,477
Honda Motor	1,226,000	38,708,372
Hoya	588,300	13,269,529
INPEX	6,900	39,217,064
Keyence	83,820	22,075,080
Komatsu	1,944,500	38,246,759
Mitsubishi Estate	1,186,000	20,797,982
Shimamura	204,300	24,240,973
Shin-Etsu Chemical	748,700	40,019,280
Tokio Marine Holdings	899,000	21,517,670
		460,155,533
Singapore--2.0%
DBS Group Holdings	1,681,305	19,490,459
Oversea-Chinese Banking	2,715,061	20,234,991
		39,725,450
Spain--2.3%
Inditex	398,300	44,291,737
Sweden--2.1%
Hennes & Mauritz, Cl. B	1,130,600	40,906,611
Switzerland--8.5%
Nestle	665,000	41,340,473
Novartis	652,000	38,415,209
Roche Holding	164,000	29,855,661
SGS	8,290	16,724,144
Syngenta	120,500	40,629,465
		166,964,952
Taiwan--2.2%
Taiwan Semiconductor Manufacturing, ADR	2,910,500	42,784,350
United Kingdom--19.1%
BG Group	2,018,500	41,281,527
Burberry Group	1,540,000	33,084,887
Centrica	8,085,000	41,941,146
HSBC Holdings	4,736,000	41,142,392
Reckitt Benckiser Group	734,000	41,491,314
SABMiller	924,000	40,780,241
Smith & Nephew	4,000,000	42,364,000
Standard Chartered	1,885,000	41,649,107
Tesco	7,761,000	41,480,399
WM Morrison Supermarkets	1,945,000	8,647,464
		373,862,477
Total Common Stocks
(cost $1,777,422,934)		1,920,415,170

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $23,500,000)	23,500,000[a]	23,500,000
Total Investments (cost $1,800,922,934)	99.1%	1,943,915,170
Cash and Receivables (Net)	.9%	17,676,222
Net Assets	100.0%	1,961,591,392

ADR - American Depository Receipts

a Investment in affiliated money market mutual fund.

At August 31, 2012, net unrealized appreciation on investments was $142,992,236 of which $207,210,498 related to app and $64,218,262 related to depreciated investment securities. At August 31, 2012, the cost of investments for federal inc was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	19.3
Energy	14.1
Consumer Discretionary	13.4
Health Care	13.1
Financial	11.5
Information Technology	8.1
Industrial	6.7
Utilities	5.5
Materials	4.1
Telecommunication Services	2.1
Money Market Investment	1.2
99.1

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,920,415,170	-	-	1,920,415,170
Mutual Funds	23,500,000	-	-	23,500,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)